Discontinued Operations Discontinued Operations Balance Sheet (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 0	$ 35,772	$ 25,976	$ 208,053
Assets of discontinued operations	$ 0	13,204,015
Disposal Group, Including Discontinued Operation, Liabilities		503,743
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents		35,772
Disposal Group, Including Discontinued Operations, Restricted Cash and Cash Equivalents		544,233
Disposal Group, Including Discontinued Operations, Land and Land Improvements		1,836,400
Disposal Group, Including Discontinued Operations, Building Improvements and Equipment Gross		21,204,047
Disposal Group, Including Discontinued Operations, Property. Plant and Equipment, Gross		23,040,447
Disposal Group, Including Discontinued Operations, Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(10,583,647)
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment		12,456,800
Disposal Group, Including Discontinued Operation, Other Assets		167,210
Assets of discontinued operations		13,204,015
Disposal Group, Including Discontinued Operation, Accounts Payable and Accrued Liabilities		503,743
Disposal Group, Including Discontinued Operation, Liabilities		503,743
Disposal Group, Including Discontinued Operations, Retain Earnings (Accumulated Deficit)		$ 12,700,272